SCHEDULE OF WARRANTS/OPTIONS ISSUED (Details) (Parenthetical) - USD ($)											1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 12, 2022	Aug. 04, 2022	Jul. 15, 2022	Jul. 14, 2022	May 10, 2022	May 10, 2022	Apr. 14, 2022	Mar. 21, 2022	Mar. 07, 2022	Aug. 08, 2021	Jul. 19, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Feb. 23, 2022
Short-Term Debt [Line Items]
Proceeds from convertible debt													$ 243,400	$ 200,000	$ 200,000
Fixed convertible promissory note, amount												$ 40,032			$ 5,257,524
JH Darbie and Company [Member] | Placement Agent Agreement [Member]
Short-Term Debt [Line Items]
Number of shares warrants to purchase																		19,125,000
Warrant exercise price																		$ 0.0004
Mac Rab LLC [Member] | Standby Equity Commitment Agreement [Member]
Short-Term Debt [Line Items]
Number of shares warrants to purchase							500,000,000
Warrant exercise price							$ 0.0004
Sale of stock							$ 5,000,000
Sale of stock percentage							88.00%
Quick Capital L L C [Member]
Short-Term Debt [Line Items]
Fixed convertible promissory note, amount				$ 25,000
RPG Capital Partners Inc [Member]
Short-Term Debt [Line Items]
Fixed convertible promissory note, amount	$ 15,000	$ 25,000
Lloyd Spencer [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt									$ 66,000
Debt term									1 year
Debt Instrument, Maturity Date, Description									March 7, 2023
Debt bears interest, percentage									12.00%
Debt conversion price									$ 0.0002
Lowest closing price									0.16
Lloyd Spencer [Member] | Transaction Two [Member]
Short-Term Debt [Line Items]
Number of shares warrants to purchase																	165,000,000
Share Price																	$ 0.0004
Tangiers Investment Group, LLC [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt						$ 33,056		$ 55,000
Debt term								1 year
Debt Instrument, Maturity Date, Description								March 21, 2023
Debt bears interest, percentage								12.00%
Debt conversion price								$ 0.0002							$ 0.001
Lowest closing price								0.16
Debt maturity date										Sep. 08, 2022	Jul. 19, 2022
Tangiers Investment Group, LLC [Member] | Transaction Two [Member]
Short-Term Debt [Line Items]
Number of shares warrants to purchase																	125,000,000
Share Price																	$ 0.0004
Fixed Convertible Promissory Note [Member] | Mac Rab LLC [Member]
Short-Term Debt [Line Items]
Debt term					1 year
Debt bears interest, percentage					12.00%	12.00%
Debt conversion price					$ 0.0002	$ 0.0002
Warrant exercise price					$ 0.0004	$ 0.0004
Fixed convertible promissory note, amount					$ 33,056
Debt maturity date					May 10, 2023
Warrant term					5 years	5 years
Warrant purchase of shares					74,375,000	74,375,000
Shares of common stock, commitment shares					16,527,775
Fixed Convertible Promissory Note [Member] | B H P Capital N Y Inc [Member]
Short-Term Debt [Line Items]
Debt term				1 year
Debt bears interest, percentage				12.00%
Debt conversion price				$ 0.0002
Warrant exercise price				$ 0.0004
Fixed convertible promissory note, amount				$ 25,000
Debt maturity date				Jul. 14, 2023
Warrant term				5 years
Warrant purchase of shares				62,500,000
Shares of common stock, commitment shares				212,500,000
Fixed Convertible Promissory Note [Member] | Quick Capital L L C [Member]
Short-Term Debt [Line Items]
Debt term				1 year
Debt conversion price				$ 0.0002
Warrant exercise price				$ 0.0004
Fixed convertible promissory note, amount				$ 25,000
Debt maturity date				Jul. 14, 2023
Warrant term				5 years
Warrant purchase of shares				62,500,000
Shares of common stock, commitment shares				212,500,000
Fixed Convertible Promissory Note [Member] | Robert Papiri [Member]
Short-Term Debt [Line Items]
Debt term			1 year
Debt conversion price			$ 0.0002
Warrant exercise price			$ 0.0004
Fixed convertible promissory note, amount			$ 10,000
Debt maturity date			Jul. 15, 2023
Warrant term			5 years
Warrant purchase of shares			25,000,000
Shares of common stock, commitment shares			85,000,000
Fixed Convertible Promissory Note [Member] | Robert Papiri One [Member]
Short-Term Debt [Line Items]
Debt term			1 year
Debt conversion price			$ 0.0002
Warrant exercise price			$ 0.0004
Fixed convertible promissory note, amount			$ 2,500
Debt maturity date			Jul. 15, 2023
Warrant term			5 years
Warrant purchase of shares			6,250,000
Shares of common stock, commitment shares			21,250,000
Fixed Convertible Promissory Note [Member] | RPG Capital Partners Inc [Member]
Short-Term Debt [Line Items]
Debt term			1 year
Debt conversion price			$ 0.0002
Warrant exercise price			$ 0.0004
Fixed convertible promissory note, amount	$ 15,000		$ 2,500
Debt maturity date			Jul. 15, 2023
Warrant term			5 years
Warrant purchase of shares			6,250,000
Shares of common stock, commitment shares			21,250,000
Fixed Convertible Promissory Note [Member] | RPG Capital Partners Inc One [Member]
Short-Term Debt [Line Items]
Debt term		1 year
Debt conversion price		$ 0.0002
Warrant exercise price		$ 0.0004
Fixed convertible promissory note, amount		$ 25,000
Debt maturity date		Jul. 27, 2023
Warrant term		5 years
Warrant purchase of shares		62,500,000
Shares of common stock, commitment shares		212,500,000
Fixed Convertible Promissory Note [Member] | RPG Capital Partners Inc Two [Member]
Short-Term Debt [Line Items]
Debt term	1 year
Debt conversion price	$ 0.0002
Warrant exercise price	$ 0.0004
Debt maturity date	Sep. 12, 2023
Warrant term	5 years
Warrant purchase of shares	37,500,000
Shares of common stock, commitment shares	212,500,000